SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events [Text Block]
7.     SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 15, 2011, the date the financial statement were issued, according to the requirements of ASC TOPIC 855 and has reported the following:

On July 22, 2011, the Company received an additional loan in the amount of $10,000 from an investor for operating expenses. The loan bears interest at 8% per annum, and the principal and interest is convertible into shares of common stock within one year from the date the funds were received. The shares of common stock are convertible at a rate of 60% of the average bid and asking price of the common stock for the previous five (5) trading days or if in the common stock has not traded in the last thirty (30) business days, then sixty percent (60%) of the price that the Company’s common stock was last issued to a non-affiliated investor.

11.    SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 24, 2011, the date the financial statements were issued, according to the requirements of ASC TOPIC 855 and has reported the following:

On February 28, 2011, the Company issued 16,525,000 shares of common stock for subscription payables in the amount of $33,050.

On January 12, 2011, March 1, 2011, and April 12, 2011, the Company received convertible loans in the amount of $10,000 each from an investor for operating expenses.  The loans bear interest at 8% per annum, and the principal and interest are convertible into shares of common stock within one year from the date the funds were received.  The shares of common stock are convertible at a rate of 60% of the average bid and asking price of the common stock for the previous five (5) trading days or if in the common stock has not traded in the last thirty (30) business days, then sixty percent (60%) of the price that the Company’s common stock was last issued to a non-affiliated investor.